LONG-TERM RECEIVABLE, NET (Details)	Dec. 20, 2020 USD ($) agreement item	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 29, 2022 entity	Dec. 20, 2020 CNY (¥) agreement
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of repayment agreements | agreement	2							2
Amount after allowance for credit loss	935,170				413,903	3,019,507		6,422,747
Annual rate of interest	2.00%			1.00%				2.00%
Number of entities that entered into amended repayment agreement | entity							2
Long-term accounts receivable		$ 101,820
Amount of allowance for credit loss			$ 5,073
Long-term accounts receivable, net		82,681
Long-term accounts receivable, net - non-current			197,005
Shanghai Mingzhe Office Equipment Co
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross long-term other receivables	$ 1,065,517							¥ 7,733,396
Annual rate of interest on the unpaid balance of other receivables	2.00%							2.00%
Amount of allowance for credit loss		671,088	0
Amount after allowance for credit loss of other receivables		344,304	0
Third party suppliers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of allowance for credit loss		147,103	0
Amount after allowance for credit loss of other receivables		$ 336,549	$ 0
Number of suppliers | item	2